Employee Benefit Plans (Change in AOCI and Regulatory Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plans
Change in AOCI and Regulatory Assets
Beginning Balance	$ 439
Amortized in current period	21	$ 15
Ending Balance	222	439
Defined benefit pension plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	279
Amortized in current period	(24)
Current year addition to AOCI or regulatory assets	(61)
Change in foreign exchange rate	(2)
Ending Balance	192	279
Defined benefit pension plans | Actuarial losses (gains) | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	160
Amortized in current period	(21)
Current year addition to AOCI or regulatory assets	(109)
Change in foreign exchange rate	0
Ending Balance	30	160
Non-pension Benefit Plans
Change in AOCI and Regulatory Assets
Beginning Balance	106
Amortized in current period	3	0
Ending Balance	91	106
Non-pension Benefit Plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	110
Amortized in current period	(2)
Current year addition to AOCI or regulatory assets	(16)
Change in foreign exchange rate	(1)
Ending Balance	91	110
Non-pension Benefit Plans | Actuarial losses (gains) | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	(4)
Amortized in current period	(3)
Current year addition to AOCI or regulatory assets	7
Change in foreign exchange rate	0
Ending Balance	$ 0	$ (4)